INITIAL PUBLIC OFFERING (Details) - $ / shares		6 Months Ended
	Jan. 29, 2021	Jun. 30, 2021	Dec. 31, 2020
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold	20,700,000	20,700,000
Purchase price, per unit	$ 10.00	$ 10.00	$ 10.00
Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants		$ 10.00
Initial Public Offering | Public Warrants | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Number of units sold	20,700,000
Purchase price, per unit	$ 10.00
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold	2,700,000	2,700,000
Purchase price, per unit	$ 10.00
Over-allotment option | Public Warrants | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Number of units sold	2,700,000
Purchase price, per unit	$ 10.00